Other Income and Expenses (Details) - Schedule of Wages and Salaries and Pension Scheme Contributions - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Wages and Salaries and Pension Scheme Contributions [Abstract]
Wages and salaries	¥ 24,530	¥ 34,291	¥ 41,473
Equity-settled share-based payment expenses	4,057	15,208	53,933
Pension scheme contributions	¥ 3,284	¥ 3,933	¥ 3,485